UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04700

                    The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                   Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Equity Trust Inc.

Semiannual Report — June 30, 2016

(Y)our Portfolio Management Team

  Mario J. Gabelli, CFA           Christopher J. Marangi          Kevin V. Dreyer            Robert D. Leininger, CFA            Daniel M. Miller

To Our Shareholders,

For the six months ended June 30, 2016, the net asset value (“NAV”) total return of The Gabelli Equity Trust Inc. (the “Fund”) was 6.7%, compared with total returns of 3.8% and 4.3% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was 9.2% The Fund’s NAV per share was $5.77, while the price of the publicly traded shares closed at $5.49 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2016.

Comparative Results

Average Annual Returns through June 30, 2016 (a) (Unaudited)
	Year to Date	1 Year	5 Year	10 Year	15 Year	20 Year	25 Year	Since Inception (08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	6.69%	(2.22)%	9.53%	7.90%	8.15%	9.30%	10.23%	10.59%
Investment Total Return (c)	9.19	(1.39)	8.98	7.89	6.59	9.16	9.92	10.15
S&P 500 Index	3.84	3.99	12.10	7.42	5.75	7.87	9.29	9.82(d)
Dow Jones Industrial Average	4.25	4.44	10.35	7.61	6.21	8.39	10.14	10.65(d)
Nasdaq Composite Index	(2.63)	(1.58)	13.27	9.55	6.61	8.19	9.71	9.22(e)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data is available.

(e)	From September 30, 1986, the date closest to the Fund’s inception for which data is available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2016:

The Gabelli Equity Trust Inc.

Food and Beverage	12.2%
Financial Services	8.3%
Entertainment	6.6%
Equipment and Supplies	5.3%
U.S. Government Obligations	5.2%
Diversified Industrial	5.2%
Health Care	5.2%
Automotive: Parts and Accessories	4.4%
Consumer Products	4.4%
Energy and Utilities	4.0%
Telecommunications	3.7%
Consumer Services	3.7%
Cable and Satellite	3.6%
Retail	3.3%
Business Services	2.9%
Specialty Chemicals	2.4%
Machinery	2.2%
Broadcasting	2.1%
Aerospace and Defense	2.0%
Hotels and Gaming	1.5%

Aviation: Parts and Services	1.4%
Environmental Services	1.4%
Electronics	1.3%
Computer Software and Services	1.2%
Telecommunication Services	1.0%
Wireless Communications	0.8%
Metals and Mining	0.7%
Agriculture	0.7%
Publishing	0.6%
Communications Equipment	0.6%
Automotive	0.5%
Real Estate	0.4%
Building and Construction	0.4%
Transportation	0.4%
Closed-End Funds	0.2%
Manufactured Housing and Recreational Vehicles	0.1%
Real Estate Investment Trusts	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Equity Trust Inc.

Portfolio Changes — Quarter Ended June 30, 2016 (Unaudited)

	Shares	Ownership at June 30, 2016
NET PURCHASES
Common Stocks
Alere Inc.	31,100	68,500
Allergan plc	4,500	12,500
Alphabet Inc., Cl. C	1,500	4,000
Apple Inc.	6,000	12,000
Argo Group International Holdings Ltd.(a)	1,320	14,520
Armstrong Flooring Inc.	19,000	19,000
Ascent Capital Group Inc., Cl. A	2,000	22,000
BioMarin Pharmaceutical Inc.	7,500	7,500
BioScrip Inc.	912,636	1,905,453
Blucora Inc.	10,000	85,000
Cempra Inc.	8,400	88,400
Charter Communications Inc., Cl. A	30,812	30,812
Chemtura Corp.	10,000	110,000
Coca-Cola European Partners plc(b)	15,000	15,000
ConAgra Foods Inc.	25,000	125,000
Contax Participacoes SA	1,650	1,650
DISH Network Corp., Cl. A	12,000	72,900
EchoStar Corp., Cl. A	20,500	75,300
Edgewell Personal Care Co.	10,000	196,600
Ferro Corp.	60,000	480,000
Gaming and Leisure Properties Inc.(c)	20,400	20,400
General Mills Inc.	5,000	55,000
Gogo Inc.	70,000	200,000
H&R Block Inc.	22,600	58,000
Harris Corp.	1,999	32,001
Hertz Global Holdings Inc.	105,000	290,000
Hewlett Packard Enterprise Co.	17,000	17,000
Internap Corp.	465,712	565,712
Interval Leisure Group Inc.(d)	12,497	35,497
Inventure Foods Inc.	110,000	200,000
ITT Inc.	117,000	117,000
Jason Industries Inc.	65,000	65,000
JPMorgan Chase & Co.	4,600	61,400
Kinnevik AB, Cl. A(e)	32,400	32,400
Liberty Braves Group, Cl. A	9,700	9,700
Liberty Braves Group, Cl. C(f)	71,642	71,642
Liberty Global plc LiLAC, Cl. A(g)	18,903	22,448
Liberty Global plc LiLAC, Cl. C(h)	51,516	57,266
Liberty Global plc, Cl. A	74,705	151,505
Liberty Global plc, Cl. C	187,893	412,893
Liberty Media Group, Cl. A	19,250	19,250
Liberty Media Group, Cl. C	48,250	48,250
Liberty SiriusXM Group, Cl. A	89,000	89,000
Liberty SiriusXM Group, Cl. C	180,000	180,000
LinkedIn Corp., Cl. A	15,000	15,000

	Shares	Ownership at June 30, 2016
Loral Space & Communications Inc.	7,000	17,000
Macquarie Infrastructure Corp.	3,000	23,300
Methanex Corp.	31,991	85,000
MGM Resorts International	13,100	75,000
Millicom International Cellular SA, SDR	5,000	47,000
News Corp., Cl. B	2,000	150,600
Pinnacle Entertainment Inc.	24,000	24,000
Rolls-Royce Holdings plc, Cl. C(i)	85,839,000	85,839,000
S&P Global Inc.	105,300	105,300
Shire plc, ADR(j)	1,926	1,926
Taylor Morrison Home Corp., Cl. A	40,000	50,000
Telefonica SA, ADR	3	595,739
The Madison Square Garden Co, Cl. A	1,000	103,134
Twenty-First Century Fox Inc., Cl. B	2,000	369,000
William Demant Holding A/S(k)	272,500	272,500

NET SALES
Common Stocks
Akorn Inc.	(5,000)	30,000
American International Group Inc.	(13,500)	25,000
Barnes & Noble Inc.	(69,000)	—
Baxalta Inc.	(22,000)	—
BT Group plc, Cl. A	(20,000)	914,200
Cable & Wireless Communications plc	(9,000,000)	—
Cablevision Systems Corp., Cl. A	(806,000)	—
Cleco Corp.	(30,000)	—
Coca-Cola Enterprises Inc.	(15,000)	—
CONSOL Energy Inc.	(30,200)	—
Contax Participacoes SA	(33,000)	—
Coty Inc., Cl. A	(34,400)	65,600
CST Brands Inc.	(13,000)	125,500
DigitalGlobe Inc.	(5,000)	35,000
Discovery Communications Inc., Cl. A	(35,000)	41,600
Energizer Holdings Inc.	(1,000)	152,000
GATX Corp.	(1,000)	138,800
Grupo Televisa SAB, ADR	(30,000)	551,000
Integrated Device Technology Inc.	(40,504)	49,496
ITT Corp.	(117,000)	—
Journal Media Group Inc.	(6,250)	—
Kinnevik Investment AB, Cl. A	(32,400)	—
Laboratory Corp. of America Holdings	(5,000)	—
Liberty Media Corp., Cl. A	(89,000)	—
Liberty Media Corp., Cl. C	(171,000)	—
Liberty Ventures, Cl. A	(2,000)	67,330
McGraw Hill Financial Inc.	(105,300)	—
Medtronic plc	(7,800)	20,000
Mylan NV	(2,000)	9,000

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Portfolio Changes (Continued) — Quarter Ended June 30, 2016 (Unaudited)

	Shares	Ownership at June 30, 2016
O’Reilly Automotive Inc.	(2,000)	80,000
Pinnacle Entertainment Inc.	(24,000)	—
Post Holdings Inc.	(6,500)	26,000
Rollins Inc.	(4,000)	1,725,577
Skyline Corp.	(8,000)	42,000
The ADT Corp.	(97,000)	—
The Central Europe, Russia, and Turkey Fund Inc.	(1)	88,969
The New Germany Fund Inc.	(1)	131,566
Time Warner Cable Inc.	(63,000)	—
TimkenSteel Corp.	(1,000)	65,000
Tootsie Roll Industries Inc.	(1)	128,941
United Natural Foods Inc.	(28,000)	47,000
Vale SA, ADR	(5,000)	15,000
William Demant Holding A/S	(54,500)	—
Warrants
JPMorgan Chase & Co.	10,500	10,500

(a)	Stock dividend - 0.10 shares of Argo Group International Holdings Ltd. for every 1 share held.
(b)	Merger - $14.50 cash plus 1 share of Coca-Cola European Partners Plc for every 1 share of Coca-Cola Enterprise Inc. held.
(c)	Merger - 0.85 share of Gaming and Leisure Properties Inc. for every 1 share of Pinnacle Entertainment Inc.
(d)	Spin off -0.43094 new shares of Interval Leisure Group Inc. for every 1 share held.
(e)	Cash Merger - SEK 18.00 in cash for every 1 share held.
(f)

Rights exercise – 27,476 shares of Liberty Braves Group, Cl. C (531229888) for 27,476 shares of Liberty Media rights, expire 06/16/2016 (531229110) exercised. 1,866 shares of Liberty Braves Group, Cl. C were oversubscribed after rights exercise. 42,300 shares of Liberty Braves Group, Cl. C were purchased before rights exercise.

(g)	Spin off - 0.1248 shares of Liberty Global Plc LiLAC Class A for every 1 share of Liberty Global Plc held.
(h)	Spin off - 0.1248 shares of Liberty Global Plc LiLAC Class C for every 1 share of Liberty Global Plc held.
(i)	Stock dividend - 71 shares of Rolls-Royce Holdings plc, Cl. C for every 1 share of Rolls-Royce Holdings plc held.
(j)	Merger - $18.00 cash plus 0.1482 shares of Shire plc, ADR for every 1 share of Baxalta Inc. held. 1,334 shares of Shire Plc were sold after merger.
(k)	Stock Split - 5 new shares for every 1 share held of William Demant Holding A/S.

See accompanying notes to financial statements. 4

The Gabelli Equity Trust Inc.

Schedule of Investments — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 94.5%
	Food and Beverage — 12.2%
3,000	Ajinomoto Co. Inc.	$52,866	$69,898
53,541	Brown-Forman Corp., Cl. A	1,853,123	5,784,034
17,975	Brown-Forman Corp., Cl. B	1,036,424	1,793,186
63,800	Campbell Soup Co.	1,781,130	4,244,614
65,000	Chr. Hansen Holding A/S	2,725,303	4,247,047
15,000	Coca-Cola European Partners plc	275,290	535,350
125,000	ConAgra Foods Inc.	4,659,150	5,976,250
30,000	Constellation Brands Inc., Cl. A	376,266	4,962,000
18,000	Crimson Wine Group Ltd.†	91,848	150,480
201,500	Danone SA	9,779,634	14,179,464
652,800	Davide Campari-Milano SpA	3,566,380	6,433,097
188,000	Diageo plc, ADR	11,808,561	21,221,440
85,400	Dr Pepper Snapple Group Inc.	2,773,198	8,252,202
80,000	Flowers Foods Inc.	263,976	1,500,000
76,200	Fomento Economico Mexicano SAB de CV, ADR	1,680,884	7,047,738
55,000	General Mills Inc.	1,877,363	3,922,600
1,848,400	Grupo Bimbo SAB de CV, Cl. A	2,624,248	5,797,181
41,300	Heineken NV	1,962,995	3,793,587
11,000	Ingredion Inc.	162,440	1,423,510
200,000	Inventure Foods Inc.†	1,252,283	1,562,000
105,000	ITO EN Ltd.	2,422,898	4,021,450
22,800	Kellogg Co.	1,142,751	1,861,620
64,000	Kerry Group plc, Cl. A	735,609	5,686,916
9,700	LVMH Moet Hennessy Louis Vuitton SE	335,341	1,463,988
45,000	Maple Leaf Foods Inc.	828,035	960,989
290,000	Mondelēz International Inc., Cl. A	8,873,339	13,197,900
70,000	Morinaga Milk Industry Co. Ltd.	299,202	482,642
42,900	Nestlé SA	1,832,393	3,301,521
198,000	PepsiCo Inc.	12,495,858	20,976,120
39,200	Pernod Ricard SA	3,228,300	4,354,589
26,000	Post Holdings Inc.†	882,170	2,149,940
40,000	Remy Cointreau SA	2,377,487	3,438,908
55,333	The Kraft Heinz Co.	2,028,347	4,895,864
117,600	The Coca-Cola Co.	3,597,844	5,330,808
32,000	The Hain Celestial Group Inc.†	214,736	1,592,000
3,000	The J.M. Smucker Co.	149,101	457,230
42,000	The WhiteWave Foods Co.†	696,348	1,971,480
128,941	Tootsie Roll Industries Inc.	1,771,734	4,968,097
50,000	Tyson Foods Inc., Cl. A	421,291	3,339,500
341,000	Yakult Honsha Co. Ltd.	9,700,538	17,435,530

		104,636,684	204,782,770

Shares		Cost	Market Value
	Financial Services — 8.3%
417,000	American Express Co.(a)	$27,482,035	$25,336,920
25,000	American International Group Inc.	1,374,505	1,322,250
14,520	Argo Group International Holdings Ltd.	389,834	753,588
72,000	Banco Santander SA, ADR	545,542	282,240
123	Berkshire Hathaway Inc., Cl. A†	560,399	26,687,925
10,000	Calamos Asset Management Inc., Cl. A	88,164	73,100
18,800	CIT Group Inc.	776,644	599,908
88,000	Citigroup Inc.	3,161,659	3,730,320
9,000	Cullen/Frost Bankers Inc.	665,261	573,570
12,777	Deutsche Bank AG†	542,318	175,428
6,000	Financial Engines Inc.	224,960	155,220
50,000	Fortress Investment Group LLC, Cl. A	282,068	221,000
58,000	H&R Block Inc.	1,304,092	1,334,000
20,000	Hennessy Capital Acquisition Corp. II†	200,000	203,000
40,000	Interactive Brokers Group Inc., Cl. A	643,310	1,416,000
340,100	Janus Capital Group Inc.	3,838,574	4,734,192
61,400	JPMorgan Chase & Co.	2,226,328	3,815,396
32,400	Kinnevik AB, Cl. A	531,784	836,739
125,000	Legg Mason Inc.	3,312,972	3,686,250
95,900	Leucadia National Corp.	1,340,120	1,661,947
14,000	Loews Corp.	558,454	575,260
125,000	Marsh & McLennan Companies Inc.	3,772,923	8,557,500
9,000	Moody’s Corp.	312,150	843,390
22,000	Och-Ziff Capital Management Group LLC, Cl. A	206,639	83,600
20,000	PayPal Holdings Inc.†	651,955	730,200
50,000	Quinpario Acquisition Corp. 2†	500,000	501,000
105,300	S&P Global Inc.	4,404,349	11,294,478
124,100	State Street Corp.	4,346,707	6,691,472
17,000	SunTrust Banks Inc.	358,050	698,360
103,400	T. Rowe Price Group Inc.	3,333,961	7,545,098
210,500	The Bank of New York Mellon Corp.	6,707,443	8,177,925
20,000	The Charles Schwab Corp.	292,250	506,200
12,300	The Dun & Bradstreet Corp.	292,691	1,498,632
10,000	The PNC Financial Services Group Inc.	956,448	813,900
13,000	W. R. Berkley Corp.	476,775	778,960
57,000	Waddell & Reed Financial Inc., Cl. A	2,152,241	981,540

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
235,000	Wells Fargo & Co.	$6,995,954	$11,122,550

		85,809,559	138,999,058

	Entertainment — 6.6%
30,812	Charter Communications Inc., Cl. A†	5,281,969	7,044,856
41,600	Discovery Communications Inc., Cl. A†	1,391,742	1,049,568
244,800	Discovery Communications Inc., Cl. C†	2,766,202	5,838,480
551,000	Grupo Televisa SAB, ADR	8,229,761	14,348,040
143,123	Media General Inc.†	1,369,940	2,460,284
24,000	Pinnacle Entertainment Inc.†	268,320	265,920
71,700	Starz, Cl. A†	311,175	2,145,264
103,134	The Madison Square Garden Co, Cl. A†	4,691,480	17,791,646
201,800	Time Warner Inc.	9,080,971	14,840,372
40,000	Tokyo Broadcasting System Holdings Inc.	796,181	532,223
560,200	Twenty-First Century Fox Inc., Cl. A	5,861,488	15,153,410
369,000	Twenty-First Century Fox Inc., Cl. B	7,997,815	10,055,250
70,000	Universal Entertainment Corp.†	1,103,319	1,456,738
276,500	Viacom Inc., Cl. A	13,061,832	12,835,130
300,000	Vivendi SA	7,411,994	5,626,457

		69,624,189	111,443,638

	Equipment and Supplies — 5.3%
437,000	AMETEK Inc.	7,099,656	20,202,510
7,000	Amphenol Corp., Cl. A	12,928	401,310
94,000	CIRCOR International Inc.	1,246,366	5,357,060
354,893	Donaldson Co. Inc.	3,540,510	12,194,123
243,181	Flowserve Corp.	4,249,333	10,984,486
37,400	Franklin Electric Co. Inc.	215,706	1,236,070
257,000	IDEX Corp.	7,738,101	21,099,700
43,000	Ingersoll-Rand plc	928,418	2,738,240
4,000	Manitowoc Foodservice Inc.†	19,597	70,480
40,100	Mueller Industries Inc.	944,025	1,278,388
13,000	Sealed Air Corp.	208,280	597,610
45,000	Tenaris SA, ADR	1,981,220	1,297,800
10,000	The Greenbrier Companies Inc.	198,206	291,300
4,000	The Manitowoc Co. Inc.	5,854	21,800
76,000	The Timken Co.	2,866,398	2,330,160
59,600	The Weir Group plc	250,790	1,143,331
125,000	Watts Water Technologies Inc., Cl. A	3,970,158	7,282,500

		35,475,546	88,526,868

Shares		Cost	Market Value

	Health Care — 5.2%
6,000	Agilent Technologies Inc.	$247,707	$266,160
30,000	Akorn Inc.†	609,853	854,550
68,500	Alere Inc.†	2,723,429	2,855,080
12,500	Allergan plc†	2,273,446	2,888,625
34,000	Amgen Inc.	2,201,978	5,173,100
22,000	Baxter International Inc.	632,735	994,840
10,000	Becton, Dickinson and Co.	803,922	1,695,900
9,200	Biogen Inc.†	1,551,612	2,224,744
7,500	BioMarin Pharmaceutical Inc.†	630,548	583,500
1,905,453	BioScrip Inc.†	4,158,385	4,858,905
270,000	Boston Scientific Corp.†	1,927,086	6,309,900
76,300	Bristol-Myers Squibb Co.	3,406,674	5,611,865
88,400	Cempra Inc.†	1,559,148	1,457,716
15,000	DaVita HealthCare Partners Inc.†	944,551	1,159,800
20,000	Express Scripts Holding Co.†	1,359,191	1,516,000
28,000	Henry Schein Inc.†	981,845	4,950,400
46,800	Indivior plc	28,408	156,442
37,000	Johnson & Johnson	2,400,670	4,488,100
25,000	Mead Johnson Nutrition Co.	1,123,205	2,268,750
20,000	Medtronic plc	1,489,567	1,735,400
95,200	Merck & Co. Inc.	2,219,590	5,484,472
9,000	Mylan NV†	603,498	389,160
88,200	Novartis AG, ADR	3,993,309	7,277,382
1,926	Shire plc, ADR	372,122	354,538
15,000	Teva Pharmaceutical Industries Ltd., ADR	581,414	753,450
84,000	UnitedHealth Group Inc.	4,273,005	11,860,800
4,000	Waters Corp.†	285,470	562,600
272,500	William Demant Holding A/S†	2,483,169	5,285,775
8,600	Zimmer Biomet Holdings Inc.	435,897	1,035,268
35,000	Zoetis Inc.	1,122,327	1,661,100

		47,423,761	86,714,322

	Diversified Industrial — 5.0%
500	Acuity Brands Inc.	12,751	123,980
160,000	Ampco-Pittsburgh Corp.	2,128,534	1,809,600
175,100	Crane Co.	4,573,755	9,931,672
149,000	General Electric Co.	3,595,665	4,690,520
134,000	Greif Inc., Cl. A	1,458,851	4,994,180
12,800	Greif Inc., Cl. B	637,917	700,800
32,000	Griffon Corp.	298,790	539,520
336,000	Honeywell International Inc.	15,752,349	39,083,520
117,000	ITT Inc.	1,436,279	3,741,660
11,000	Jardine Strategic Holdings Ltd.	222,951	331,980
40,000	Kennametal Inc.	895,654	884,400
50,000	Myers Industries Inc.	818,952	720,000
86,000	Park-Ohio Holdings Corp.	897,680	2,432,080

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
9,666	Rayonier Advanced Materials Inc.	$160,768	$131,361
30,000	Rexnord Corp.†	630,867	588,900
15,000	Sulzer AG	739,785	1,296,467
100,000	Toray Industries Inc.	771,663	841,912
12,000	Tredegar Corp.	171,530	193,440
46,000	Trinity Industries Inc.	619,878	854,220
223,000	Tyco International plc	5,696,082	9,499,800

		41,520,701	83,390,012

	Automotive: Parts and Accessories — 4.4%
107,600	BorgWarner Inc.	4,288,790	3,176,352
104,900	CLARCOR Inc.	1,527,565	6,381,067
234,100	Dana Holding Corp.	2,051,351	2,472,096
241,400	Genuine Parts Co.	10,566,663	24,441,750
65,000	Jason Industries Inc.†	254,919	234,650
160,600	Johnson Controls Inc.	3,803,198	7,108,156
180,000	Modine Manufacturing Co.†	3,811,513	1,584,000
80,000	O’Reilly Automotive Inc.†	9,174,027	21,688,000
115,000	Standard Motor Products Inc.	1,247,021	4,574,700
73,000	Superior Industries International Inc.	1,462,789	1,954,940
14,000	Visteon Corp.	1,372,450	921,340

		39,560,286	74,537,051

	Consumer Products — 4.4%
130,000	Avon Products Inc.	1,205,241	491,400
15,300	Christian Dior SE	579,339	2,458,595
14,000	Church & Dwight Co. Inc.	46,450	1,440,460
65,600	Coty Inc., Cl. A	1,228,184	1,704,944
5,000	Crocs Inc.†	73,888	56,400
196,600	Edgewell Personal Care Co.†	13,858,633	16,595,006
152,000	Energizer Holdings Inc.	3,687,928	7,826,480
2,100	Givaudan SA	725,396	4,206,452
95,000	Hanesbrands Inc.	821,976	2,387,350
23,800	Harley-Davidson Inc.	1,105,662	1,078,140
1,270	Hermes International	444,999	474,893
5,000	Mattel Inc.	71,305	156,450
11,000	National Presto Industries Inc.	529,994	1,037,850
10,000	Oil-Dri Corp. of America	171,255	345,300
46,800	Reckitt Benckiser Group plc	1,391,995	4,666,480
27,600	Svenska Cellulosa AB, Cl. B	368,427	877,516
816,900	Swedish Match AB	9,690,211	28,241,546

		36,000,883	74,045,262

	Energy and Utilities — 4.0%
11,000	ABB Ltd., ADR	171,270	218,130
39,000	Anadarko Petroleum Corp.	2,262,604	2,076,750
59,000	Apache Corp.	2,771,519	3,284,530
80,000	BP plc, ADR	3,952,168	2,840,800

Shares		Cost	Market Value
16,000	CMS Energy Corp.	$102,219	$733,760
185,100	ConocoPhillips	8,559,949	8,070,360
207,500	El Paso Electric Co.	5,785,311	9,808,525
24,000	Eversource Energy	545,324	1,437,600
57,600	Exxon Mobil Corp.	2,005,705	5,399,424
140,000	GenOn Energy Inc., Escrow†	0	0
196,400	Halliburton Co.	3,831,496	8,894,956
4,000	Marathon Oil Corp.	111,366	60,040
8,000	Marathon Petroleum Corp.	142,402	303,680
20,000	Murphy USA Inc.†	886,754	1,483,200
19,000	National Fuel Gas Co.	1,315,725	1,080,720
13,500	NextEra Energy Inc.	797,687	1,760,400
1,000	Niko Resources Ltd., OTC†	54,403	157
3,000	Niko Resources Ltd., Toronto†	923	476
32,400	Oceaneering International Inc.	437,629	967,464
15,100	Phillips 66	1,113,603	1,198,034
135,000	Rowan Companies plc, Cl. A	5,033,386	2,384,100
28,000	RPC Inc.†	363,509	434,840
15,000	Southwest Gas Corp.	347,695	1,180,650
100,000	Spectra Energy Corp.	2,488,608	3,663,000
101,000	The AES Corp.	917,243	1,260,480
35,000	Weatherford International plc†	503,432	194,250
162,000	Westar Energy Inc.	2,918,728	9,086,580

		47,420,658	67,822,906

	Consumer Services — 3.7%
20,000	eBay Inc.†	416,823	468,200
43,000	IAC/InterActiveCorp.	1,098,767	2,420,900
205,000	Liberty Interactive Corp. QVC Group, Cl. A†	3,282,467	5,200,850
21,000	Liberty TripAdvisor Holdings Inc., Cl. A†	247,059	459,480
67,330	Liberty Ventures, Cl. A†	1,401,556	2,495,923
1,725,577	Rollins Inc.	12,233,804	50,507,639
5,500	TripAdvisor Inc.†	194,460	353,650

		18,874,936	61,906,642

	Telecommunications — 3.6%
205,000	AT&T Inc.	7,015,100	8,858,050
55,400	BCE Inc.	1,226,373	2,620,974
914,200	BT Group plc, Cl. A	3,780,313	4,989,842
750,000	Cincinnati Bell Inc.†	3,613,473	3,427,500
100,000	Deutsche Telekom AG, ADR	1,656,300	1,698,000
200,000	Gogo Inc.†	2,285,114	1,678,000
32,001	Harris Corp.	2,556,439	2,670,163
36,000	Hellenic Telecommunications Organization SA	452,922	322,406
15,000	Hellenic Telecommunications Organization SA, ADR	91,062	69,300
264,732	Koninklijke KPN NV	448,166	956,279
7,040,836	LIME†	128,658	65,651

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
17,000	Loral Space & Communications Inc.†	$568,179	$599,590
22,000	Oi SA, ADR†	1,739,813	8,030
31,053	Sprint Corp.†	176,071	140,670
21,000	Telecom Argentina SA, ADR	127,554	384,930
570,000	Telecom Italia SpA†	2,217,800	464,932
70,000	Telefonica Brasil SA, ADR	726,827	952,000
595,739	Telefonica SA, ADR	8,915,134	5,647,606
563,700	Telephone & Data Systems Inc.	23,634,535	16,719,342
105,000	Telesites SAB†	79,714	64,898
25,000	TELUS Corp.	233,734	804,985
125,000	Verizon Communications Inc.	5,239,043	6,980,000
40,027	Vodafone Group plc, ADR	1,849,397	1,236,434

		68,761,721	61,359,582

	Cable and Satellite — 3.6%
258,600	AMC Networks Inc., Cl. A†	12,184,768	15,624,612
2,100	Cable One Inc.	681,991	1,073,961
90,000	Comcast Corp., Cl. A	1,107,950	5,867,100
72,900	DISH Network Corp., Cl. A†	2,327,037	3,819,960
75,300	EchoStar Corp., Cl. A†	2,848,153	2,989,410
22,448	Liberty Global plc LiLAC, Cl. A†	410,698	724,179
57,266	Liberty Global plc LiLAC, Cl. C†	1,337,287	1,860,580
437,890	Rogers Communications Inc., New York, Cl. B	4,213,396	17,690,756
19,310	Rogers Communications Inc., Toronto, Cl. B	137,424	781,697
108,800	Scripps Networks Interactive Inc., Cl. A	3,513,944	6,774,976
120,000	Shaw Communications Inc., New York, Cl. B	354,632	2,304,000
40,000	Shaw Communications Inc., Toronto, Cl. B	52,983	767,832

		29,170,263	60,279,063

	Retail — 3.3%
5,000	Advance Auto Parts Inc.	704,001	808,150
76,300	AutoNation Inc.†	1,176,396	3,584,574
39,000	Costco Wholesale Corp.	2,551,310	6,124,560
125,500	CST Brands Inc.	4,263,747	5,406,540
117,800	CVS Health Corp.	7,425,711	11,278,172
290,000	Hertz Global Holdings Inc.†	4,104,429	3,210,300
22,100	HSN Inc.	597,444	1,081,353
50,000	J.C. Penney Co. Inc.†	644,777	444,000
336,000	Macy’s Inc.	6,619,761	11,292,960
32,000	Penske Automotive Group Inc.	1,351,313	1,006,720
33,300	Sally Beauty Holdings Inc.†	264,056	979,353

Shares		Cost	Market Value
17,000	The Cheesecake Factory Inc.	$553,064	$818,380
3,000	Tiffany & Co.	171,090	181,920
47,000	United Natural Foods Inc.†	1,615,604	2,199,600
52,000	Walgreens Boots Alliance Inc.	1,540,167	4,330,040
33,200	Wal-Mart Stores Inc.	1,677,713	2,424,264
35,000	Whole Foods Market Inc.	423,349	1,120,700

		35,683,932	56,291,586

	Business Services — 2.9%
14,334	Allegion plc	232,677	995,210
7,500	Aramark	194,037	250,650
22,000	Ascent Capital Group Inc., Cl. A†	858,658	338,580
157,000	Clear Channel Outdoor Holdings Inc., Cl. A	1,092,453	976,540
1,650	Contax Participacoes SA†	67,778	3,313
90,000	Diebold Inc.	3,192,417	2,234,700
35,000	DigitalGlobe Inc.†	752,171	748,650
3,000	Edenred	38,786	61,575
160,000	G4S plc	0	389,579
17,300	Jardine Matheson Holdings Ltd.	565,935	1,008,763
88,000	Landauer Inc.	2,472,818	3,622,080
23,300	Macquarie Infrastructure Corp.	1,438,193	1,725,365
317,000	MasterCard Inc., Cl. A	8,225,791	27,915,020
306,000	The Interpublic Group of Companies Inc.	3,849,798	7,068,600
10,000	Vectrus Inc.†	106,200	284,900
12,800	Visa Inc., Cl. A	140,800	949,376

		23,228,512	48,572,901

	Specialty Chemicals — 2.4%
10,000	Ashland Inc.	979,500	1,147,700
110,000	Chemtura Corp.†	2,866,442	2,901,800
20,000	E. I. du Pont de Nemours and Co.	854,362	1,296,000
480,000	Ferro Corp.†	4,663,809	6,422,400
8,000	FMC Corp.	136,430	370,480
39,000	H.B. Fuller Co.	1,131,051	1,715,610
73,000	International Flavors & Fragrances Inc.	4,002,818	9,203,110
85,000	Methanex Corp.	2,653,332	2,473,500
250,000	OMNOVA Solutions Inc.†	1,510,743	1,812,500
181,800	Sensient Technologies Corp.	4,678,947	12,915,072
9,000	SGL Carbon SE†	171,849	98,180
2,000	The Chemours Co.	22,594	16,480

		23,671,877	40,372,832

	Machinery — 2.2%
12,800	Caterpillar Inc.	86,323	970,368
53,592	CNH Industrial NV	464,629	383,183
274,395	Deere & Co.(a)	8,656,966	22,236,971

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
286,000	Xylem Inc.	$7,741,363	$12,769,900

		16,949,281	36,360,422

	Broadcasting — 2.1%
253,300	CBS Corp., Cl. A, Voting	7,617,840	14,595,146
2,000	Cogeco Inc.	39,014	86,427
17,334	Corus Entertainment Inc., OTC, Cl. B	30,215	176,864
6,666	Corus Entertainment Inc., Toronto, Cl. B	12,406	68,726
16,000	Gray Television Inc.†	14,422	173,600
9,700	Liberty Braves Group, Cl. A†	181,559	145,888
71,642	Liberty Braves Group, Cl. C†	1,170,549	1,050,272
19,250	Liberty Broadband Corp., Cl. A†	608,060	1,143,450
62,047	Liberty Broadband Corp., Cl. C†	1,953,620	3,722,820
19,250	Liberty Media Group, Cl. A†	327,003	368,445
48,250	Liberty Media Group, Cl. C†	1,112,949	915,303
89,000	Liberty SiriusXM Group, Cl. A†	1,356,757	2,791,040
180,000	Liberty SiriusXM Group, Cl. C†	4,108,537	5,556,600
297,400	MSG Networks Inc., Cl. A†	1,689,946	4,562,116
85,200	Television Broadcasts Ltd.	339,712	291,025

		20,562,589	35,647,722

	Aerospace and Defense — 2.0%
275,000	Aerojet Rocketdyne Holdings Inc.†	2,370,094	5,027,000
1,246,553	BBA Aviation plc	2,811,697	3,664,136
35,800	Kaman Corp.	881,634	1,522,216
17,500	Northrop Grumman Corp.	900,365	3,889,900
1,209,000	Rolls-Royce Holdings plc	9,301,551	11,451,516
85,839,000	Rolls-Royce Holdings plc, Cl. C†	124,746	114,274
60,000	The Boeing Co.	6,899,373	7,792,200

		23,289,460	33,461,242

	Hotels and Gaming — 1.5%
16,000	Accor SA	549,282	615,958
45,000	Belmond Ltd., Cl. A†	621,367	445,500
90,000	Genting Singapore plc	74,910	48,437
8,000	Hyatt Hotels Corp., Cl. A†	263,258	393,120
9,095	International Game Technology plc	172,350	170,440
35,497	Interval Leisure Group Inc.	488,909	564,402
629,400	Ladbrokes plc	2,717,757	935,088
43,000	Las Vegas Sands Corp.	657,319	1,870,070
4,569,500	Mandarin Oriental International Ltd.	8,011,198	6,191,672

Shares		Cost	Market Value

70,000	MGM China Holdings Ltd.	$137,917	$90,770
75,000	MGM Resorts International†	1,230,723	1,697,250
188,800	Ryman Hospitality Properties Inc.	5,121,573	9,562,720
29,000	Starwood Hotels & Resorts Worldwide Inc.	816,295	2,144,550
200,000	The Hongkong & Shanghai Hotels Ltd.	155,450	202,627
4,000	Wyndham Worldwide Corp.	282,896	284,920
2,500	Wynn Resorts Ltd.	137,731	226,600

		21,438,935	25,444,124

	Aviation: Parts and Services — 1.4%
31,000	B/E Aerospace Inc.	1,684,573	1,431,425
262,300	Curtiss-Wright Corp.	8,189,291	22,098,775
25,500	KLX Inc.†	1,033,565	790,500

		10,907,429	24,320,700

	Environmental Services — 1.4%
35,000	Pentair plc	1,197,464	2,040,150
230,800	Republic Services Inc.	5,911,660	11,842,348
157,400	Waste Management Inc.	4,560,250	10,430,898

		11,669,374	24,313,396

	Electronics — 1.3%
20,610	Bel Fuse Inc., Cl. A	568,365	310,593
7,000	Emerson Electric Co.	402,608	365,120
4,000	Hitachi Ltd., ADR	287,076	166,240
49,496	Integrated Device Technology Inc.†	949,729	996,354
54,000	Intel Corp.	1,160,428	1,771,200
34,170	Koninklijke Philips NV	180,354	852,200
2,400	Mettler-Toledo International Inc.†	337,271	875,808
41,000	TE Connectivity Ltd.	1,593,428	2,341,510
240,000	Texas Instruments Inc.	10,684,012	15,036,000

		16,163,271	22,715,025

	Computer Software and Services — 1.2%
4,000	Alphabet Inc., Cl. C†	2,656,885	2,768,400
85,000	Blucora Inc.†	500,407	880,600
6,000	Check Point Software Technologies Ltd.†	101,862	478,080
25,000	Fortinet Inc.†	792,420	789,750
17,000	Hewlett Packard Enterprise Co.	316,222	310,590
565,712	Internap Corp.†	1,316,960	1,165,367
23,000	InterXion Holding NV†	338,737	848,240
15,000	LinkedIn Corp., Cl. A†	2,858,248	2,838,750
62,000	NCR Corp.†	757,681	1,721,740
20,900	Rockwell Automation Inc.	648,748	2,399,738
15,000	VeriFone Systems Inc.†	329,752	278,100

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
130,000	Yahoo! Inc.†	$2,884,194	$4,882,800

		13,502,116	19,362,155

	Telecommunication Services — 1.0%
151,505	Liberty Global plc, Cl. A†	2,536,161	4,402,735
412,893	Liberty Global plc, Cl. C†	8,065,419	11,829,384

		10,601,580	16,232,119

	Wireless Communications — 0.8%
105,000	America Movil SAB de CV, Cl. L, ADR	735,232	1,287,300
47,000	Millicom International Cellular SA, SDR	4,030,094	2,860,874
150,000	NTT DoCoMo Inc.	2,980,751	4,018,545
46,075	Tim Participacoes SA, ADR	352,294	486,091
35,000	T-Mobile US Inc.†	1,032,838	1,514,450
104,600	United States Cellular Corp.†	4,965,942	4,107,642

		14,097,151	14,274,902

	Metals and Mining — 0.7%
37,400	Agnico Eagle Mines Ltd.	1,530,570	2,000,900
110,000	Alcoa Inc.	1,014,118	1,019,700
54,000	Barrick Gold Corp.	1,581,120	1,152,900
30,000	Cliffs Natural Resources Inc.†	296,432	170,100
50,000	Freeport-McMoRan Inc.	1,215,034	557,000
4,800	Materion Corp.	108,162	118,848
50,000	New Hope Corp. Ltd.	67,580	52,952
143,600	Newmont Mining Corp.	5,120,536	5,617,632
65,000	TimkenSteel Corp.	1,680,112	625,300
140,000	Turquoise Hill Resources Ltd.†	726,343	473,200
15,000	Vale SA, ADR	171,892	75,900

		13,511,899	11,864,432

	Agriculture — 0.7%
200,000	Archer Daniels Midland Co.	9,150,371	8,578,000
16,000	Monsanto Co.	709,230	1,654,560
12,800	Syngenta AG, ADR	186,484	982,912
10,000	The Mosaic Co.	428,085	261,800

		10,474,170	11,477,272

	Communications Equipment — 0.6%
12,000	Apple Inc.	1,191,497	1,147,200
440,000	Corning Inc.	5,298,881	9,011,200

		6,490,378	10,158,400

	Publishing — 0.6%
1,500	Graham Holdings Co., Cl. B	801,342	734,310
100,300	Meredith Corp.	4,374,707	5,206,573
125,000	News Corp., Cl. A	1,939,129	1,418,750
150,600	News Corp., Cl. B	1,663,802	1,757,502

Shares		Cost	Market Value

25,000	The E.W. Scripps Co., Cl. A†	$144,698	$396,000

		8,923,678	9,513,135

	Automotive — 0.5%
95,746	General Motors Co.	3,682,527	2,709,612
157,874	Navistar International Corp.†	4,140,830	1,845,547
69,000	PACCAR Inc.	299,204	3,579,030

		8,122,561	8,134,189

	Real Estate — 0.4%
40,000	Forest City Realty Trust Inc., Cl. A	805,346	892,400
56,000	Griffin Industrial Realty Inc.	542,694	1,716,400
265,000	The St. Joe Co.†	4,873,297	4,695,800

		6,221,337	7,304,600

	Building and Construction — 0.4%
19,000	Armstrong Flooring Inc.†	280,238	322,050
18,000	Assa Abloy AB, Cl. B	310,378	366,140
80,000	Fortune Brands Home & Security Inc.	680,866	4,637,600
45,000	Layne Christensen Co.†	573,982	364,500
50,000	Taylor Morrison Home Corp., Cl. A†	712,761	742,000

		2,558,225	6,432,290

	Transportation — 0.4%
138,800	GATX Corp.	4,444,810	6,103,036

	Closed-End Funds — 0.2%
4,285	Royce Global Value Trust Inc.	37,280	32,609
30,000	Royce Value Trust Inc.	368,797	353,100
88,969	The Central Europe, Russia, and Turkey Fund Inc.	2,568,955	1,629,912
131,566	The New Germany Fund Inc.	1,735,905	1,710,358

		4,710,937	3,725,979

	Manufactured Housing and Recreational Vehicles — 0.1%
5,000	Martin Marietta Materials Inc.	106,125	960,000
30,000	Nobility Homes Inc.†	349,956	435,000
42,000	Skyline Corp.†	256,482	394,800

		712,563	1,789,800

	Real Estate Investment Trusts — 0.1%
20,400	Gaming and Leisure Properties Inc.	218,940	703,392
29,000	Rayonier Inc.	455,528	760,960

		674,468	1,464,352

	TOTAL COMMON STOCKS	932,889,720	1,589,143,785

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	$515,202	$1,040,340

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
115,800	Kinder Morgan Inc., expire 05/25/17†	139,263	1,969

	Financial Services — 0.0%
10,500	JPMorgan Chase & Co.†	203,759	212,625

	TOTAL WARRANTS	343,022	214,594

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Diversified Industrial — 0.2%
$ 2,000,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(b)	2,000,000	2,452,500

	U.S. GOVERNMENT OBLIGATIONS — 5.2%
88,210,000	U.S. Treasury Bills, 0.140% to 0.476%††, 07/14/16 to 12/08/16	88,151,342	88,171,234

TOTAL INVESTMENTS — 100.0%		$1,023,899,286	1,681,022,453

Number of Contracts		Expiration Date	Unrealized Appreciation
	FUTURES CONTRACTS — SHORT POSITION
200	S&P 500 E-Mini Futures(c)	09/16/16	95,553

Market Value

Other Assets and Liabilities (Net)	$(3,128,673)

PREFERRED STOCK (12,550,634 preferred shares outstanding)	(413,665,850)

NET ASSETS — COMMON STOCK (219,244,891 common shares outstanding)	$1,264,323,483

NET ASSET VALUE PER COMMON SHARE ($1,264,323,483 ÷ 219,244,891 shares outstanding)	$5.77

(a)	Securities, or a portion thereof, with a value of $39,399,400, were pledged as collateral for futures contracts.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the market value of the Rule 144A security amounted to $2,452,500 or 0.15% of total investments.

(c)	At June 30, 2016, the Fund had entered into futures contracts with UBS AG.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	82.9%	$1,393,636,123
Europe	13.0	218,471,204
Latin America	2.4	39,343,346
Japan	1.7	29,025,176
Asia/Pacific	0.0	546,604

Total Investments	100.0%	$1,681,022,453

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $1,023,899,286)	$1,681,022,453
Foreign currency, at value (cost $93,668)	93,641
Cash	11,779
Deposit at brokers	924,000
Dividends and interest receivable	2,499,000
Deferred offering expense	77,977
Prepaid expenses	12,371

Total Assets	1,684,641,221

Liabilities:
Distributions payable	190,755
Payable for investments purchased	2,815,051
Payable for investment advisory fees	2,037,794
Payable for payroll expenses	93,777
Payable for accounting fees	11,250
Payable for auction agent fees	873,578
Variation margin payable	234,000
Payable for preferred offering expenses	217,294
Other accrued expenses	178,389

Total Liabilities	6,651,888

Cumulative Preferred Stock, $0.001 par value:
Series C (Auction Rate, $25,000 liquidation value, 5,200 shares authorized with 2,880 shares issued and outstanding)	72,000,000
Series D (5.875%, $25 liquidation value, 3,000,000 shares authorized with 2,363,860 shares issued and outstanding)	59,096,500
Series E (Auction Rate, $25,000 liquidation value, 2,000 shares authorized with 1,120 shares issued and outstanding)	28,000,000
Series G (5.000%, $25 liquidation value, 3,280,477 shares authorized with 2,797,001 shares issued and outstanding)	69,925,025
Series H (5.000%, $25 liquidation value, 4,198,880 shares authorized with 4,185,773 shares issued and outstanding)	104,644,325
Series J (5.450%, $25 liquidation value, 4,500,000 shares authorized with 3,200,000 shares issued and outstanding)	80,000,000

Total Preferred Stock	413,665,850

Net Assets Attributable to Common Shareholders	$1,264,323,483

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$616,431,635
Distributions in excess of net investment income	(496,274)
Distributions in excess of net realized gain on investments, futures contracts, and foreign currency transactions	(8,635,799)
Net unrealized appreciation on investments	657,123,167
Net unrealized depreciation on futures contracts	(95,553)
Net unrealized depreciation on foreign currency translations	(3,693)

Net Assets	$1,264,323,483

Net Asset Value per Common Share:
($1,264,323,483 ÷ 219,244,891 shares outstanding at $0.001 par value; 246,000,000 shares authorized)	$5.77

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $900,243)	$18,339,507
Interest	123,089

Total Investment Income	18,462,596

Expenses:
Investment advisory fees	7,992,005
Shareholder communications expenses	186,651
Payroll expenses	107,796
Custodian fees	105,257
Directors’ fees	88,887
Shareholder services fees	70,419
Legal and audit fees	58,025
Shelf registration expense	37,483
Accounting fees	22,500
Interest expense	515
Miscellaneous expenses	213,630

Total Expenses	8,883,168

Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(1,217)
Expenses paid indirectly by broker (See Note 3)	(6,034)

Total Reductions and Credits	(7,251)

Net Expenses	8,875,917

Net Investment Income	9,586,679

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency:
Net realized gain on investments	16,785,074
Net realized loss on futures contracts	(2,572,830)
Net realized loss on foreign currency transactions	(58,221)

Net realized gain on investments, futures contracts, and foreign currency transactions	14,154,023

Net change in unrealized appreciation/depreciation:
on investments	67,646,928
on futures contracts	(95,553)
on foreign currency translations	4,633

Net change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency translations	67,556,008

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency	81,710,031

Net Increase in Net Assets Resulting from Operations	91,296,710

Total Distributions to Preferred Shareholders	(7,511,717)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$83,784,993

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
Operations:
Net investment income	$9,586,679		$12,876,072
Net realized gain on investments, futures contracts, and foreign currency transactions	14,154,023		108,195,220
Net change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency translations	67,556,008		(205,789,442)

Net Increase/(Decrease) in Net Assets Resulting from Operations	91,296,710		(84,718,150)

Distributions to Preferred Shareholders:
Net investment income	(2,941,318	)*	(1,288,253)
Net realized gain	(4,319,610	)*	(11,017,614)
Return of capital	(250,789	)*	—

Total Distributions to Preferred Shareholders	(7,511,717)		(12,305,867)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	83,784,993		(97,024,017)

Distributions to Common Shareholders:
Net investment income	(6,577,347	)*	(11,363,839)
Net realized gain	(7,235,081	)*	(97,187,735)
Return of capital	(51,961,039	)*	(31,765,154)

Total Distributions to Common Shareholders	(65,773,467)		(140,316,728)

Fund Share Transactions:
Net decrease in net assets from preferred offering cost charged to capital	(2,845,000)		—
Net increase in net assets from repurchase of preferred shares	—		6,683

Net Increase/(Decrease) in Net Assets from Fund Share Transactions	(2,845,000)		6,683

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	15,166,526		(237,334,062)

Net Assets Attributable to Common Shareholders:
Beginning of year	1,249,156,957		1,486,491,019

End of period (including undistributed net investment income of $0 and $0, respectively)	$1,264,323,483		$1,249,156,957

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights

Selected data for a common share outstanding throughout each period:

	Six Months Ended June 30, 2015 (Unaudited)
			Year Ended December 31,
			2015		2014	2013	2012	2011
Operating Performance:
Net asset value, beginning of year	$5.70		$6.78		$7.23	$5.60	$5.20	$5.85

Net investment income	0.04		0.06		0.07	0.06	0.09	0.07
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts, and foreign currency transactions	0.37		(0.44)		0.30	2.26	0.97	(0.08)

Total from investment operations	0.41		(0.38)		0.37	2.32	1.06	(0.01)

Distributions to Preferred Shareholders: (a)
Net investment income	(0.02	)*	(0.01)		(0.01)	(0.01)	(0.03)	(0.06)
Net realized gain	(0.02	)*	(0.05)		(0.05)	(0.06)	(0.05)	(0.01)
Return of capital	(0.00	)*(b)	—		—	—	—	—

Total distributions to preferred shareholders		(0.04)	(0.06)		(0.06)	(0.07)	(0.08)	(0.07)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.37		(0.44)		0.31	2.25	0.98	(0.08)

Distributions to Common Shareholders:
Net investment income	(0.03	)*	(0.05)		(0.05)	(0.05)	(0.06)	(0.02)
Net realized gain	(0.03	)*	(0.44)		(0.49)	(0.57)	(0.11)	(0.00	)(b)
Return of capital	(0.24	)*	(0.15)		(0.10)	—	(0.39)	(0.55)

Total distributions to common shareholders		(0.30)	(0.64)		(0.64)	(0.62)	(0.56)	(0.57)

Fund Share Transactions:
Decrease in net asset value from common share transactions	—		0.00		(0.12)	0.00 (b)	—	—
Increase in net asset value from repurchase of preferred shares	—		0.00		0.00 (b)	0.00 (b)	—	—
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	0.00	(b)	—		—	0.00 (b)	(0.02)	—

Total Fund share transactions	0.00	(b)	0.00		(0.12)	0.00 (b)	(0.02)	—

Net Asset Value Attributable to Common Shareholders, End of Period	$5.77		$5.70		$6.78	$7.23	$5.60	$5.20

NAV total return †		6.69%	(6.85)%		4.68%	41.90%	19.05%	(1.17)%

Market value, end of period	$5.49		$5.31		$6.47	$7.75	$5.58	$4.99

Investment total return ††		9.19%	(8.54)%		(6.08)%	52.44%	23.62%	(2.15)%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$1,677,989		$1,582,823		$1,820,361	$1,712,663	$1,384,961	$1,265,307
Net assets attributable to common shares, end of period (in 000’s)	$1,264,323		$1,249,157		$1,486,491	$1,378,436	$1,050,451	$959,950
Ratio of net investment income to average net assets attributable to common shares before preferred distributions		1.56%	0.91%		0.82%	0.84%	1.54%	1.26%
Ratio of operating expenses to average net assets attributable to common shares:
before fee reductions	1.45	%(c)(d)	1.36	%(d)	1.37%	1.40%	1.48%	1.48%
net of fee reductions, if any	1.45	%(c)(d)	1.25	%(d)	1.33%	1.40%	1.48%	1.19%
Ratio of operating expenses to average net assets including liquidation value of preferred shares:
before fee reductions	1.11	%(c)(d)	1.10	%(d)	1.10%	1.10%	1.12%	1.15%
net of fee reductions, if any	1.11	%(c)(d)	1.01	%(d)	1.07%	1.10%	1.12%	0.92%
Portfolio turnover rate		3.1%	8.9%		10.9%	10.0%	4.2%	6.3%

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights (Continued)

Selected data for a common share outstanding throughout each period:

	Six Months Ended June 30, 2015 (Unaudited)
		Year Ended December 31,
		2015	2014	2013	2012	2011
Cumulative Preferred Stock:
Auction Rate Series C
Liquidation value, end of period (in 000’s)	$ 72,000	$ 72,000	$ 72,000	$ 72,000	$ 72,000	$ 72,000
Total shares outstanding (in 000’s)	3	3	3	3	3	3
Liquidation preference per share	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Liquidation value(e)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Asset coverage per share(f)	$101,410	$118,593	$136,308	$128,106	$103,507	$103,593
5.875% Series D
Liquidation value, end of period (in 000’s)	$ 59,097	$ 59,097	$ 59,097	$ 59,097	$ 59,097	$ 59,097
Total shares outstanding (in 000’s)	2,364	2,364	2,364	2,364	2,364	2,364
Liquidation preference per share	$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00
Average market value(g)	$ 26.04	$ 25.69	$ 25.21	$ 25.27	$ 25.75	$ 25.35
Asset coverage per share(f)	$ 101.41	$ 118.59	$ 136.31	$ 128.11	$ 103.51	$ 103.59
Auction Rate Series E
Liquidation value, end of period (in 000’s)	$ 28,000	$ 28,000	$ 28,000	$ 28,000	$ 28,000	$ 28,000
Total shares outstanding (in 000’s)	1	1	1	1	1	1
Liquidation preference per share	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Liquidation value(e)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Asset coverage per share(f)	$101,410	$118,593	$136,308	$128,106	$103,507	$103,593
6.200% Series F
Liquidation value, end of period (in 000’s)	—	—	—	—	—	$146,260
Total shares outstanding (in 000’s)	—	—	—	—	—	5,850
Liquidation preference per share	—	—	—	—	—	$ 25.00
Average market value	—	—	—	—	—	$ 25.57
Asset coverage per share	—	—	—	—	—	$ 103.59
Series G
Liquidation value, end of period (in 000’s)	$ 69,925	$ 69,925	$ 70,099	$ 70,373	$ 70,413	—
Total shares outstanding (in 000’s)	2,797	2,797	2,804	2,815	2,817	—
Liquidation preference per share	$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00	—
Average market value(g)	$ 24.43	$ 23.78	$ 23.32	$ 23.91	$ 26.01	—
Asset coverage per share	$ 101.41	$ 118.59	$ 136.31	$ 128.11	$ 103.51	—
5.000% Series H
Liquidation value, end of period (in 000’s)	$104,644	$104,644	$104,674	$104,757	$105,000	—
Total shares outstanding (in 000’s)	4,186	4,186	4,187	4,190	4,200	—
Liquidation preference per share	$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00	—
Average market value(g)	$ 25.02	$ 24.33	$ 22.82	$ 23.85	$ 25.55	—
Asset coverage per share(f)	$ 101.41	$ 118.59	$ 136.31	$ 128.11	$ 103.51	—
5.450% Series J
Liquidation value, end of period (in 000’s)	$ 80,000	—	—	—	—	—
Total shares outstanding (in 000’s)	3,200	—	—	—	—	—
Liquidation preference per share	$ 25.00	—	—	—	—	—
Average market value	$ 25.52	—	—	—	—	—
Asset coverage per share	$ 101.41	—	—	—	—	—
Asset Coverage(h)	406%	474%	545%	512%	414%	414%

†

For six months ended June 30, 2016 and the years ended December 31, 2015, 2014, and 2013 based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend date. The years ended 2012 and 2011 were based on net asset value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based upon average common shares outstanding on the record dates throughout the years.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights (Continued)

(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2016 and the year ended December 31, 2015, there was no impact on the expense ratios.

(e)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.
(f)	Asset coverage per share is calculated by combining all series of preferred stock.
(g)	Based on weekly prices.
(h)	Asset coverage is calculated by combining all series of preferred stock.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Trust Inc. (the “Fund”) is a non-diversified closed-end management investment company organized as a Maryland corporation on May 20, 1986 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose primary objective is long term growth of capital with income as a secondary objective. Investment operations commenced on August 21, 1986.

The Fund will invest at least 80% of its assets in equity securities under normal market conditions (the “80% Policy”). The 80% Policy may be changed without shareholder approval. The Fund will provide shareholders with notice at least sixty days prior to the implementation of any changes in the 80% Policy.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace and Defense	$33,346,968		$114,274	$33,461,242
Energy and Utilities	67,822,749	$157	0	67,822,906
Financial Services	138,796,058	203,000	—	138,999,058
Other Industries (a)	1,348,860,579	—	—	1,348,860,579
Total Common Stocks	1,588,826,354	203,157	114,274	1,589,143,785
Convertible Corporate Bonds (a)	—	2,452,500	—	2,452,500
Convertible Preferred Stocks (a)	1,040,340		—	1,040,340
Warrants (a)	214,594		—	214,594
U.S. Government Obligations	—	88,171,234	—	88,171,234
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,590,081,288	$90,826,891	$114,274	$1,681,022,453

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

During the six months ended June 30, 2016, the Fund held no investments in equity contract for difference swap agreements.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at June 30, 2016, are presented within the Schedule of Investments.

The Fund’s volume of equity futures contracts held during the six months ended June 30, 2016 had an average monthly notional amount of approximately $27,283,610.

For the six months ended June 30, 2016, the effect of equity futures contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency, Net realized loss on futures contracts, and Net change in unrealized appreciation/depreciation on futures contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions

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Notes to Financial Statements (Unaudited) (Continued)

that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2016, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

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Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2016, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Interest Expense. When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s Series C Auction Rate Cumulative Preferred Stock, 5.875% Series D Cumulative Preferred Stock, Series E Auction Rate Cumulative Preferred Stock, Series G Cumulative Preferred

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Notes to Financial Statements (Unaudited) (Continued)

Stock, 5.00% Series H Cumulative Preferred Stock, and 5.45% Series J Cumulative Preferred Stock (“Preferred Stock”) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2015 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$13,597,676	$1,541,490
Net long term capital gains	94,953,898	10,764,377
Return of capital	31,765,154	—

Total distributions paid	$140,316,728	$12,305,867

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2015, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments, futures contracts, and foreign currency translations	$577,807,925
Other temporary differences*	(139,431)

Total	$577,668,494

*	Other temporary differences were primarily due to distributions payable.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2016:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,035,186,460	$721,140,932	$(75,304,939)	$645,835,993

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2016, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net

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Notes to Financial Statements (Unaudited) (Continued)

assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series C, Series D, and Series E Preferred Stock (“C, D, and E Preferred Stock”) if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of the C, D, and E Preferred Stock for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate of the C, D, and E Preferred Stock for the period. For the six months ended June 30, 2016, the Fund’s total return on the NAV of the common shares exceeded the dividend rate of the outstanding C, D, and E Preferred Stock. Thus, advisory fees of the C, D, and E Preferred Stock were not reduced.

During the six months ended June 30, 2016, the Fund paid brokerage commissions on security trades of $37,385 to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2016, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $6,034.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2016, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2016, the Fund paid or accrued $107,796 in payroll expenses in the Statement of Operations.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2016, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $1,217.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $15,000 plus $2,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Audit Committee Chairman receives an annual fee of $3,000, the Proxy Voting Committee Chairman receives an annual fee of $1,500, and the Nominating Committee Chairman and the Lead Director each receive an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

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Notes to Financial Statements (Unaudited) (Continued)

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2016, other than short term securities and U.S. Government obligations, aggregated $48,424,914 and $102,152,404, respectively.

5. Capital. The Fund’s Articles of Incorporation, as amended, permit the Fund to issue 237,024,900 shares of common stock (par value $0.001) and authorizes the Board to increase its authorized shares from time to time. The Board has authorized the repurchase of its shares on the open market when the shares are trading on the NYSE at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2016 and the year ended December 31, 2015, the Fund did not repurchase any shares of its common stock in the open market and in 2015 did not issue new shares upon reinvestment of distributions.

A shelf registration authorizing the offering of an additional $500 million of common or preferred shares became effective on March 18, 2016.

On September 19, 2014, the Fund distributed one transferable right for each of the 191,839,279 common shares outstanding on that date. Seven rights were required to purchase one additional common share at the subscription price of $5.75 per share. On October 27, 2014, the Fund issued 27,405,612 common shares receiving net proceeds of $156,969,797, after the deduction of offering expenses of $612,472. The NAV of the Fund was reduced by $0.12 per share on the day the additional shares were issued. The additional shares were issued below NAV.

The Fund’s Articles of Incorporation, as amended, authorize the issuance of up to 18,000,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series C, Series D, Series E, Series G, Series H, and Series J Preferred Stock at redemption prices of $25,000, $25, $25,000, $25, $25, and $25 respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

For Series C and Series E Preferred Stocks, the dividend rates, as set by the auction process that is generally held every seven days, are expected to vary with short term interest rates. Since February 2008, the number of shares of Series C and Series E Preferred Stock subject to bid orders by potential holders has been less than the number of shares of Series C and Series E Preferred Stock subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series C and Series E Preferred Stock for which they have submitted sell orders. Therefore the weekly auctions have failed, and the dividend rate has been the maximum rate. For Series C and Series E Preferred Stock, the maximum auction rate is 175% of

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Notes to Financial Statements (Unaudited) (Continued)

the “AA” Financial Composite Commercial Paper Rate. Existing Series C and Series E shareholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market.

The Fund may redeem at anytime, in whole or in part, the Series C, Series D, and Series E Preferred Stock at their respective redemption prices. In addition, the Board has authorized the repurchase of Series D Preferred Stock in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2016, the Fund did not repurchase or redeem any shares of Preferred Series and during the year ended December 31, 2015, the Fund did not repurchase or redeem any shares of Series C, Series D, and Series E Preferred Stock.

On March 31, 2016, the Fund received net proceeds of $77,155,000 (after underwriting discounts of $2,520,000 and estimated offering expenses of $325,000) from the public offering of 3,200,000 shares of Series J Preferred. At June 30, 2016, 3,200,000 Series J Preferred were outstanding and accrued dividends amounted to $48,444.

Commencing July 31, 2017 and September 27, 2017, and anytime thereafter, the Fund, at its option, may redeem the Series G and Series H Preferred Stock, respectively, in whole or in part at the redemption price. In addition, the Board has authorized the repurchase of the Series G and Series H Preferred Stock in the open market at prices less than the $25 liquidation value per share.

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Issued/ Authorized	Number of Shares Outstanding at 06/30/2016	Net Proceeds	2016 Dividend Rate Range	Dividend Rate at 06/30/2016	Accrued Dividends at 06/30/2016

C Auction Rate	June 27, 2002	5,200	2,880	$128,246,557	0.525% to 0.735%	3.570%	$ 2,940
D 5.875%	October 7, 2003	3,000,000	2,363,860	$ 72,375,842	Fixed Rate	5.875%	$38,577
E Auction Rate	October 7, 2003	2,000	1,120	$ 49,350,009	0.525% to 0.718%	3.490%	$ 3,811
G	August 1, 2012	3,280,477	2,797,001	$ 69,812,243	Fixed Rate	5.000%	$38,847
H 5.000%	September 28, 2012	4,198,880	4,185,773	$101,167,500	Fixed Rate	5.000%	$58,136
J 5.450%	March 28, 2016	4,500,000	3,200,000	$ 77,155,000	Fixed Rate	5.450%	$48,444

The holders of Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Stock voting together as a single class also have the right currently to elect two Directors and under certain circumstances are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

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Notes to Financial Statements (Unaudited) (Continued)

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 9, 2016 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 9, 2016 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Mario J. Gabelli, CFA, Arthur V. Ferrara, and William F. Heitmann as Directors of the Fund. A total of 166,527,717 votes, 175,357,742 votes, and 176,540,763 votes were cast in favor of these Directors, and a total of 25,028,264 votes, 16,198,240 votes, and 15,015,218 votes were withheld for these Directors, respectively.

Anthony J. Colavita, James P. Conn, Frank J. Fahrenkopf, Jr., Anthony R. Pustorino, and Salvatore J. Zizza continue to serve in their capacities as Directors of the Fund.

We thank you for your participation and appreciate your continued support.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 8, 2016, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of The Gabelli Equity Trust Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on May 17, 2016, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

Nature, Extent, and Quality of Services.

The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the nature, quality, and extent of administrative and shareholder services supervised or provided by the Adviser, including portfolio management, supervision of Fund operations and compliance, regulatory filings and disclosures to shareholders, general oversight of other service providers, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services, and the absence of significant service problems reported to the Board. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

Investment Performance of the Fund and Adviser.

The Independent Board Members considered short term and long term investment performance for the Fund over various periods of time as compared with relevant equity indices and the performance of other core, growth, and value equity closed-end funds included in the Broadridge peer category. The Independent Board Members noted that the Fund’s total return performance was above the average and median of a select group of peers for the three, five, and ten year periods ended March 31, 2016 but below those averages for the one year period ended March 31, 2016. The Independent Board Members concluded that the Adviser was delivering satisfactory performance results consistent with the investment strategies being pursued by the Fund.

Costs of Services and Profits Realized by the Adviser.

(a) Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Fund’s advisory fee rate and expense ratio relative to industry averages for the Fund’s Broadridge peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Advisory Agreement is much more extensive than those under the advisory agreements for non-fund clients. The Independent Board Members noted that the “other non-advisory expenses” paid by the Fund are below the average and median for the Fund’s Broadridge peer group category and below the average and median for a select group of peers, and that the total expenses were below the average and median for Broadridge peer funds and above the average and median for a select group of peers, and that management and gross advisory fees were above the average and median of the Broadridge peer group range and a select group of peers. They took note of the fact that the use of leverage

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Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

impacts comparative expenses to peer funds, not all of which utilize leverage. The Independent Board Members were aware that the Adviser waives its fee on the incremental liquidation value of the Fund’s Series C, Series D, and Series E preferred stock if the total return on net asset value of the common stock does not exceed the stated dividend rate or net swap expense for the Series C, Series D, and Series E preferred stock, as applicable, for the year after consideration of the reinvestment of distributions and the advisory fees attributable to the incremental liquidation value of the Series C, Series D, and Series E preferred stock, and that the comparative “total expense ratio” and “other expense” information reflected these waivers, if applicable. The Independent Board Members concluded that the fee is acceptable based upon the qualifications, experience, reputation, and performance of the Adviser.

(b) Profitability and Costs of Services to Adviser.

The Independent Board Members considered the Adviser’s overall profitability and costs. The Independent Board Members referred to the Board Materials for the pro forma income statements for the Adviser and the Fund for the period ended December 31, 2015. They noted the pro forma estimates of the Adviser’s profitability and costs attributable to the Fund, both as part of the Gabelli/GAMCO fund complex and under the assumption that the Fund constituted the Adviser’s only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the absolute advisory fee was reasonable despite the absence of breakpoints, particularly in light of the above average performance over time.

Extent of Economies of Scale as Fund Grows.

The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that, although the ability of the Fund to realize economies of scale through growth is more limited than for an open-end fund, economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale. The Independent Board Members were aware that economies can be shared through an adviser’s investment in its fund advisory business and noted that the Adviser’s increase in personnel and resources devoted to the Gabelli/GAMCO fund complex in recent years, which could benefit the Fund.

Whether Fee Levels Reflect Economies of Scale.

The Independent Board Members also considered whether the advisory fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that the Fund’s current fee schedule (without breakpoints) was considered reasonable, particularly in light of the Fund’s above average performance over time.

Other Relevant Considerations.

(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and

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Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

concluded that, in each of these areas, the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(b) Other Benefits to the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members considered the brokerage commissions paid to an affiliate of the Adviser. The Independent Board Members concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as brokerage commissions paid to an affiliated broker, greater name recognition, or increased ability to obtain research services, appear to be reasonable and may in some cases benefit the Fund.

Conclusions

In considering the Advisory Agreement, the Independent Board Members did not identify any factor as all important or all controlling, and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance over time consistent with the investment strategies being pursued by the Fund at reasonable fees and, therefore, continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment advisory fee. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser in a manner consistent with its investment objectives and policies. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable in relation to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC and co-manages the Fund. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA from the Wharton School at the University of Pennsylvania.

Daniel M. Miller has been the portfolio manager of The Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Arthur V. Ferrara

Former Chairman &

Chief Executive Officer,

Guardian Life Insurance

Company of America

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GAB Q2/2016

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

             Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated

             Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/16 through 01/31/16	Common - N/A Preferred Series D - N/A Preferred Series G - N/A Preferred Series H - N/A	Common - N/A Preferred Series D - N/A Preferred Series G - N/A Preferred Series H - N/A	Common - N/A Preferred Series D - N/A Preferred Series G - N/A Preferred Series H - N/A	Common - 219,244,891 Preferred Series D – 2,363,860 Preferred Series G – 2,797,001 Preferred Series H – 4,186,973
Month #2 02/01/16 through 02/29/16	Common - N/A Preferred Series D - N/A Preferred Series G - N/A Preferred Series H - N/A	Common - N/A Preferred Series D - N/A Preferred Series G - N/A Preferred Series H - N/A	Common - N/A Preferred Series D - N/A Preferred Series G - N/A Preferred Series H - N/A	Common - 219,244,891 Preferred Series D – 2,363,860 Preferred Series G – 2,797,001 Preferred Series H – 4,185,773
Month #3 03/01/16 through 03/31/16	Common - N/A Preferred Series D - N/A Preferred Series G - N/A Preferred Series H - N/A Preferred Series J - N/A	Common - N/A Preferred Series D - N/A Preferred Series G - N/A Preferred Series H - N/A Preferred Series J - N/A	Common - N/A Preferred Series D - N/A Preferred Series G - N/A Preferred Series H - N/A Preferred Series J - N/A	Common - 219,244,891 Preferred Series D – 2,363,860 Preferred Series G – 2,797,001 Preferred Series H – 4,185,773 Preferred Series J – 3,200,000
Month #4 04/01/16 through 04/30/16	Common - N/A Preferred Series D - N/A Preferred Series G - N/A Preferred Series H - N/A Preferred Series J - N/A	Common - N/A Preferred Series D - N/A Preferred Series G - N/A Preferred Series H - N/A Preferred Series J - N/A	Common - N/A Preferred Series D - N/A Preferred Series G - N/A Preferred Series H - N/A Preferred Series J - N/A	Common - 219,244,891 Preferred Series D – 2,363,860 Preferred Series G – 2,797,001 Preferred Series H – 4,185,773 Preferred Series J – 3,200,000
Month #5 05/01/16	Common - N/A	Common - N/A	Common - N/A	Common - 219,244,891

through 05/31/16	Preferred Series D - N/A Preferred Series G - N/A Preferred Series H - N/A Preferred Series J - N/A	Preferred Series D - N/A Preferred Series G - N/A Preferred Series H - N/A Preferred Series J - N/A	Preferred Series D - N/A Preferred Series G - N/A Preferred Series H - N/A Preferred Series J - N/A	Preferred Series D – 2,363,860 Preferred Series G – 2,797,001 Preferred Series H – 4,185,773 Preferred Series J – 3,200,000
Month #6 06/01/16 through 06/30/16	Common - N/A Preferred Series D - N/A Preferred Series G - N/A Preferred Series H - N/A Preferred Series J - N/A	Common - N/A Preferred Series D - N/A Preferred Series G - N/A Preferred Series H - N/A Preferred Series J - N/A	Common - N/A Preferred Series D - N/A Preferred Series G - N/A Preferred Series H - N/A Preferred Series J - N/A	Common - 219,244,891 Preferred Series D – 2,363,860 Preferred Series G – 2,798,501 Preferred Series H – 4,185,773 Preferred Series J – 3,200,000
Total	Common - N/A Preferred Series D - N/A Preferred Series G - N/A Preferred Series H - N/A	Common - N/A Preferred Series D - N/A Preferred Series G - N/A Preferred Series H - N/A	Common - N/A Preferred Series D - N/A Preferred Series G - N/A Preferred Series H - N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-

K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Equity Trust Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/01/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/01/2016

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 9/01/2016

* Print the name and title of each signing officer under his or her signature.